Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS as Well as Reconciliation of Basic Shares to Diluted Shares

The following table shows the calculation of basic and diluted EPS, as well as a reconciliation of basic shares to diluted shares:

	2017	2016	2015
Net (loss) income per common share:
Basic	$(1.69)	$3.25	$2.27
Diluted	$(1.69)	$3.23	$2.27
Dividends declared per common share	$1.00	$0.25	$—
Numerator:
Net (loss) income	$(57)	$106	$74
Denominator:
Weighted-average number of common shares outstanding	33.8	32.5	32.4
Dilutive options and awards	—	0.3	—
Dilutive weighted-average number of common shares outstanding	33.8	32.8	32.4